Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis (Details) (fuboTV Inc.) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Total financial liabilities		3,574	5,546
fuboTV Inc. [Member]
Fair value of convertible note derivatives liability
Total financial liabilities
fuboTV Inc. [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of convertible note derivatives liability
Total financial liabilities
fuboTV Inc. [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of convertible note derivatives liability
Total financial liabilities
fuboTV Inc. [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of convertible note derivatives liability
Total financial liabilities				$ 4,123